Organization and Business (Details) - Schedule of anti-dilutive unvested restricted units, as well as the anti-dilutive effects - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Antidilutive Units Excluded:
Warrants	$ 62,373	$ 53,209
Options	2,440	1,966
Restricted Stock Units	285	359
Preferred Units	$ 84,700	$ 84,700